Revenue and Accounts Receivable (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Revenue and Accounts Receivable [Abstract]
Accounts Receivable Components
The components of accounts receivable are as follows (in thousands):

	December 31,
	2019	2018
Billed accounts receivable	$11,917	$18,848
Unbilled receivables	16,745	16,000
Allowance for doubtful accounts	(720)	(306)
Total	$27,942	$34,542

Allowance for Doubtful Accounts
The activities in the allowance for doubtful accounts are set forth below (in thousands):

	Balance Beginning of Year	Bad Debt Expenses (1)	Recoveries (2)	Balance End of Year

Year ended December 31, 2019	$306	$414	$--	$720
Year ended December 31, 2018	$411	$(105)	$--	$306
Year ended December 31, 2017	$429	$(18)	$--	$411

(1)	Accounts receivable reserves and reversal of allowance for subsequent collections, net
(2)	Accounts receivable written-off and subsequent recoveries, net

Revenue by Customer Sector
We derived a substantial portion of our revenues from contracts and subcontracts with the U.S. Government. Revenue by customer sector for the last three fiscal years is as follows:

	2019		2018		2017
			(dollar amounts in thousands)

Federal	$149,257	93.7%	$129,279	93.7%	$101,519	94.2%
State & Local, and Commercial	9,961	6.3%	8,737	6.3%	6,208	5.8%
Total	$159,218	100.0%	$138,016	100.0%	$107,727	100.0%